Subsequent Events - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended	1 Months Ended		6 Months Ended		1 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Jul. 17, 2012 Subsequent Event [Member]	Jul. 28, 2012 Subsequent Event [Member]	Jul. 06, 2012 Subsequent Event [Member]	Jul. 03, 2012 Subsequent Event [Member] Subsidiary	Jul. 17, 2012 Subsequent Event [Member] Preferred Shares [Member]	Jul. 28, 2012 Subsequent Event [Member] Common Shares [Member]	Jul. 03, 2012 Subsequent Event [Member] Loan Facility [Member]	Jul. 06, 2012 Subsequent Event [Member] $1.3 billion revolving credit facility [Member]
Number of subsidiary companies						3
Loan facility									$ 224,000,000	$ 1,000,000,000
Credit facility										1,300,000,000
Undrawn amount under the facility										267,000,000
Administration fee					1,950,000
Dividends on preferred shares, per share			$ 0.59375
Dividends, Preferred Stock			8,313,000
Dividends declared date							Jul. 17, 2012	Jul. 28, 2012
Dividends date paid							Jul. 30, 2012	Aug. 22, 2012
Dividends date of record							Jul. 27, 2012	Aug. 13, 2012
Dividends on common shares, per share				$ 0.25
Dividends, Common Stock	$ 27,455,000	$ 47,414,000		$ 15,728,000